SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of weighted average assumptions

2021
Dividend yield	—
Company's expected annual volatility	42.1%
Risk-free interest rate	1.28%
Expected life of the awards (years)	7.24

Schedule of share-based compensation expenses

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Restricted Share Units (“RSUs”)	11,312	15,651	17,576	249.9
Synthetic Options and Business Unit Equity Awards	1,743	1,925	5,396	76.7
Share options	378	493	395	5.6
Performance Share Units (“PSUs”)	—	1,277	307	4.4
RSUs in respect of the Self-Driving Group	—	1,280	304	4.3
RSUs and Options in respect of MLU Group	2,295	203	—	—
Other	—	—	60	0.9
Total share‑based compensation expenses	15,728	20,829	24,038	341.8

Summary of awards activity for the Company

	Share options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2021	2,895,300	$44.32	75,000	$32.85	15,637,141	—	432,278	—
Granted	—	—	—	—	1,405,026	—	62,046	—
Exercised	—	—	—	—	(244,287)	—	—	—
Forfeited	—	—	—	—	(1,250,103)	—	(83,907)	—
Cancelled	—	—	—	—	(3,608,057)	—	(238,438)	—
Outstanding as of December 31, 2022	2,895,300	$44.32	75,000	$32.85	11,939,720	—	171,979	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$36.62	Option	1,068,554	6.59	$—	734,631	6.59	$—
$40.00	Option	1,176,746	5.13	—	1,176,746	5.13	—
$64.79	Option	650,000	8.39	—	260,000	8.39	—
Total Share options		2,895,300	6.40	—	2,171,377	6.01	—
$32.85	SARs	75,000	0.56	—	75,000	0.56	—
Total SARs		75,000	0.56	—	75,000	0.56	—
Total RSUs	RSU	11,939,720	7.11	308.3	6,214,171	6.14	160.4
Total PSUs	PSU	171,979	8.32	4.4	—	—	—
Total Share options, SARs, RSUs and PSUs		15,081,999	6.95	$312.7	8,460,548	6.06	$160.4

Summary of information about non-vested share awards

	Share options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2021	983,708	$21.75	10,217,045	$56.80	432,278	$103.85
Granted	—	—	1,405,026	19.45	62,046	57.53
Vested	(259,785)	21.22	(1,156,353)	41.98	—	—
Forfeited	—	—	(1,250,103)	57.26	(83,907)	97.25
Cancelled	—	—	(3,490,066)	50.32	(238,438)	98.69
Non-vested as of December 31, 2022	723,923	$21.94	5,725,549	$54.47	171,979	$97.51

Synthetic Options And PSU's
Schedule of weighted average assumptions

The Group estimates the fair value of synthetic options, business unit equity awards and PSUs using the Monte-Carlo or BSM pricing models. The assumptions used in the Monte-Carlo and BSM pricing models for grants made in the years ended December 31, 2021 and 2022 were as follows:

	2021	2022
Dividend yield	—	—
Business unit’s expected annual volatility	30.2 - 78.5%	30.9 - 75.2%
Company’s expected annual volatility	39.0 - 42.0%	47.0 - 51.4%
Risk-free interest rate	0.29 - 1.00%	1.54 - 8.83%

Synthetic Options Equity Incentive Plans
Summary of awards activity for the Company

	Synthetic Options			Business Units Equity Awards
			Weighted			Weighted
			average exercise			average exercise
	Quantity		price per share	Quantity		price per share
Outstanding as of December 31, 2021	2,092,061	RUB	1,178.9	2,092,397	RUB	883.6
Granted	549,570		6,109.1	1,263,772		2,115.4
Exercised	(283,405)		1,505.5	(592,115)		912.5
Forfeited	(419,335)		2,812.4	(71,000)		1,861.8
Cancelled	(98,044)		2,182.2	(466,595)		1,970.4
Outstanding as of December 31, 2022	1,840,847	RUB	2,174.9	2,226,459	RUB	1,316.2

Summary of information about outstanding and exercisable awards

	Awards Outstanding		Awards Exercisable
		Average		Average
		Remaining		Remaining
	Number	Contractual	Number	Contractual
	outstanding	Life (in years)	exercisable	Life (in years)
Total Synthetic Options	1,840,847	8.63	673,432	8.14
Total Business Units Equity Awards	2,226,459	7.02	1,402,491	5.83

Summary of information about non-vested share awards

	Synthetic Options			Business Units Equity Awards
			Weighted			Weighted
			Average Grant			Average Grant
	Quantity		Date Fair Value	Quantity		Date Fair Value
Non-vested as of December 31, 2021	1,632,259	RUB	4,008.5	319,125	RUB	1,613.1
Granted	549,570		5,605.7	1,263,772		2,369.9
Vested	(497,035)		3,924.8	(275,521)		2,062.8
Forfeited	(419,335)		4,389.4	(71,000)		1,426.0
Cancelled	(98,044)		4,201.6	(412,408)		2,412.1
Non-vested as of December 31, 2022	1,167,415	RUB	4,643.0	823,968	RUB	2,239.7

Self-Driving Group 2021 Equity Incentive Plan
Summary of awards activity for the Company

	SDG RSUs
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2021	2,249,613	$—
Forfeited	(82,779)
Cancelled	(63,301)	—
Outstanding as of December 31, 2022	2,103,533	$—

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total SDG RSUs	RSU	2,103,533	8.16	1,483,910	8.13

Summary of information about non-vested share awards

SDG RSUs
Quantity
Non-vested as of December 31, 2021	1,062,729
Vested	(360,327)
Forfeited	(82,779)
Non-vested as of December 31, 2022	619,623